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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         January 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Science and Technology Fund
ING International Growth Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of January 31, 2006 (Unaudited)

Shares			Value
COMMON STOCK: 94.5%

		Belgium: 1.1%
9,500	@, L	Option International	$847,220
			847,220

		Bermuda: 2.8%
30,800		Accenture Ltd.	971,124
18,500	@, L	Marvell Technology Group Ltd.	1,265,770
			2,236,894

		Brazil: 0.7%
14,300		Tim Participacoes SA ADR	532,675
			532,675

		Canada: 0.7%
40,400	@	Cardiome Pharma Corp.	549,844
			549,844

		China: 1.1%
477,300	@	Foxconn International Holdings Ltd.	846,320
			846,320

		Finland: 1.1%
47,700	L	Nokia OYJ ADR	876,726
			876,726

		France: 0.5%
7,992		Sanofi-Synthelabo SA ADR	367,632
			367,632

		Germany: 1.0%
15,600	L	SAP AG ADR	801,372
			801,372

		Guernsey: 0.7%
18,500	@, L	Amdocs Ltd.	595,700
			595,700

		Italy: 0.7%
11,200	@	e.Biscom	541,789
			541,789

		Japan: 6.1%
22,700		Hitachi Construction Machinery Co. Ltd.	626,507
6,500		Ibiden Co., Ltd.	364,471
36,000		Komatsu Ltd.	664,133
25,100		Matsushita Electric Industrial Co., Ltd.	542,717
49,300		Nabtesco Corp.	632,966
19,900		Nippon System Development Co., Ltd.	716,045
7,400		Otsuka Corp.	843,944
66,200		Shimadzu Corp.	462,645
			4,853,428

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value
COMMON STOCK: 94.5%(continued)
		Mexico: 1.0%
23,700		America Movil SA de CV ADR	799,401
			799,401

		Netherlands: 0.8%
21,000	@	ASML Holding NV	474,390
7,800		Ordina NV	154,424
			628,814

		Norway: 0.4%
86,300	@	Fast Search & Transfer ASA	316,514
			316,514

		South Korea: 2.5%
1,900	@	NHN Corp.	556,147
1,900		Samsung Electronics Co., Ltd.	1,450,871
			2,007,018

		Switzerland: 2.3%
2,800		Alcon, Inc.	358,176
9,400	L	Novartis AG ADR	518,504
6,000		Roche Holding AG	945,896
			1,822,576

		Taiwan: 3.8%
174,000		Asustek Computer, Inc.	576,645
142,656		HON HAI Precision Industry Co., Ltd.	988,050
115,000		Inventec Co., Ltd.	79,405
695,160		Lite-On Technology Corp.	974,044
321,000	@	Wistron Corp.	431,052
			3,049,196

		United Kingdom: 1.5%
89,500		Meggitt PLC	576,932
12,900	L	Shire Pharmaceuticals PLC ADR	628,875
			1,205,807

		United States: 65.6%
26,300	@, L	Abgenix, Inc.	580,441
13,700	@, L	ADC Telecommunications, Inc.	347,432
27,000	L	Adobe Systems, Inc.	1,072,440
3,900	@	Advanced Magnetics, Inc.	77,922
36,400	@	Advanced Micro Devices, Inc.	1,523,704
17,500	@	Agilent Technologies, Inc.	593,425
34,400	@, L	Akamai Technologies, Inc.	750,952
39,400	@, L	Alexion Pharmaceuticals, Inc.	1,135,508
2,700	L	Allergan, Inc.	314,280
10,250	@	Amgen, Inc.	747,123
15,800	L	Analog Devices, Inc.	628,366
19,900	@	Apple Computer, Inc.	1,502,649
59,550		Applied Materials, Inc.	1,134,428
32,700	@, L	aQuantive, Inc.	850,527
41,500	@, L	Atheros Communications, Inc.	815,475
8,000		Autodesk, Inc.	324,720
10,000		Automatic Data Processing, Inc.	439,400
61,400	@	BEA Systems, Inc.	636,718
8	@	Boston Scientific Corp.	175
24,200	@	Broadcom Corp.	1,650,440
30,000	@	Cadence Design Systems, Inc.	529,800
7,000	@	Caremark Rx, Inc.	345,100

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value
COMMON STOCK: 94.5%(continued)
21,700	@	Ceridian Corp.	535,556
3,000		Cigna Corp.	364,800
11,300	@, L	Coherent, Inc.	349,848
73,800	@	Compuware Corp.	608,112
26,500	@, L	Comverse Technology, Inc.	725,835
18,700	@, L	Cytyc Corp.	562,870
10,900	@	eBay, Inc.	469,790
8,700	@, L	Electronic Arts, Inc.	474,846
37,050		EMC Corp.	496,470
1	@	Emdeon Corp.	9
5,100	@, L	Express Scripts, Inc.	465,579
8,220	@, L	Genentech, Inc.	706,262
6,800	@	Gilead Sciences, Inc.	413,916
12,300		Global Payments, Inc.	626,439
11,100		Goodrich Corp.	437,007
2,800	@	Google, Inc.	1,213,100
25,200		Harris Corp.	1,170,036
35,700		Hewlett-Packard Co.	1,113,126
5,492	@, L	ImClone Systems, Inc.	197,877
32,100	@, L	Informatica Corp.	472,512
22,471		Intel Corp.	477,958
14,000		International Business Machines Corp.	1,138,200
35,900		Intersil Corp.	1,043,254
21,000	@	Kemet Corp.	192,780
35,182	@	Keryx Biopharmaceuticals, Inc.	563,967
20,800		Kla-Tencor Corp.	1,081,184
14,100	@, L	Lam Research Corp.	654,663
9,790	@	Medco Health Solutions, Inc.	529,639
32,100	@, L	MEMC Electronic Materials, Inc.	917,418
37,288		Microsoft Corp.	1,049,657
17,200		Molex, Inc.	520,300
17,600	@, L	Monster Worldwide, Inc.	750,816
37,100		Motorola, Inc.	842,541
11,000	@, L	Myogen, Inc.	410,520
27,100		National Semiconductor Corp.	764,491
24,700	@	Nvidia Corp.	1,110,511
47,092	@	Oracle Corp.	591,946
20	@	Panacos Pharmaceuticals, Inc.	185
65,900	@, L	Powerwave Technologies, Inc.	962,799
12,500	@	Progress Software Corp.	359,500
26,100		Qualcomm, Inc.	1,251,756
30,483	@, L	Renovis, Inc.	620,939
23,100		Schering-Plough Corp.	442,365
28,200	@	Semtech Corp.	543,696
20,100	@, L	Sybase, Inc.	433,959
16,000	@, L	Symantec Corp.	294,080
23,050		Texas Instruments, Inc.	673,752
20,400	@	Unica Corp.	288,252
14,500		UnitedHealth Group, Inc.	861,590
29,100	@, L	Valueclick, Inc.	547,662
11,300	L	Varian Medical Systems, Inc.	680,373
15,400	@, L	Varian Semiconductor Equipment Associates, Inc.	762,762
18,200	@, L	Vertex Pharmaceuticals, Inc.	650,104
22,900	@, L	Viropharma, Inc.	531,509
6,700	@	WellPoint, Inc.	514,560
29,240	@, L	Yahoo!, Inc.	1,004,102
8,300	@	Zimmer Holdings, Inc.	572,285
			52,041,090

		Total Common Stock
		(Cost $54,802,785)	74,920,016

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of January 31, 2006 (Unaudited)(continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 26.9%

	U.S. Government Agency Obligation: 5.1%
$4,000,000	Federal Home Loan Bank, 4.340%, due 02/01/06		$3,999,518

	Total U.S. Government Agency Obligations
	(Cost $3,999,518)		3,999,518

	Securities Lending CollateralCC: 21.8%
17,296,000	The Bank of New York Institutional Cash Reserve Fund		17,296,000

	Total Securities Lending Collateral
	(Cost $17,296,000)		17,296,000

	Total Short-Term Investments:
	(Cost $21,295,518)		$21,295,518

	Total Investments in Securities
	(Cost $76,098,303)*	121.3%	$96,215,534
	Other Assets and Liabilities-Net	(21.3)	(16,880,397)
	Net Assets	100.0%	$79,335,137

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2006.

*	Cost for federal income tax purposes is $76,333,270.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$20,112,757
	Gross Unrealized Depreciation	(230,493)
	Net Unrealized Appreciation	$19,882,264

Industry	Percentage of Net Assets
Aerospace/Defense	1.3%
Biotechnology	5.4
Commercial Services	1.2
Computers	9.6
Electrical Components & Equipment	0.7
Electronics	3.9
Federal Home Loan Bank	5.0
Healthcare - Products	3.3
Healthcare - Services	1.7
Holding Companies - Diversified	0.2
Home Furnishings	0.7
Insurance	0.5
Internet	8.1
Machinery - Construction & Mining	1.6
Machinery - Diversified	0.8
Pharmaceuticals	9.4
Semiconductors	20.4
Software	11.6
Telecommunications	14.1
Securities Lending Collateral	21.8
Other Assets and Liabilities, Net	(21.3)
Net Assets	100.0

PORTFOLIO OF INVESTMENTS

ING International Growth Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.9%

		Australia: 4.6%
84,421		Aristocrat Leisure Ltd.	$734,903
54,625		BHP Billiton Ltd.	1,071,910
144,800		BlueScope Steel Ltd	856,506
59,100		QBE Insurance Group Ltd.	862,615
41,100		SunCorp.-Metway Ltd.	686,546
			4,212,480

		Austria: 0.9%
32,200		Telekom Austria AG	779,465
			779,465

		Belgium: 2.3%
11,800		KBC Bancassurance Holding	1,184,267
7,100		Umicore	934,069
			2,118,336

		Brazil: 1.1%
17,700	L	Banco Itau Holding Financeira SA ADR	538,965
5,300	L	Petroleo Brasileiro SA ADR	500,850
			1,039,815

		Canada: 0.5%
6,700		Magna International, Inc.	489,857
			489,857

		China: 0.8%
732,000	@	China Life Insurance Co. Ltd.	740,633
			740,633

		Finland: 2.8%
31,243		Elisa Corp.	615,932
34,400		Fortum OYJ	768,209
29,784		Tietoenator OYJ	1,157,156
			2,541,297

		France: 7.9%
14,900		BNP Paribas	1,327,372
13,500		Bouygues	738,995
8,200		Lafarge SA	861,535
6,700		Total SA	1,854,040
19,698		Veolia Environnement	997,923
7,200		Vinci SA	670,674
22,822		Vivendi Universal SA	714,223
			7,164,762

		Germany: 10.0%
25,400		Commerzbank AG	862,546
18,747		DaimlerChrysler AG	1,075,383
8,858		Deutsche Bank AG	950,206
40,200		Deutsche Post AG	1,133,116
66,300		Deutsche Telekom AG	1,049,705
8,800	L	Fresenius Medical Care AG	933,686

PORTFOLIO OF INVESTMENTS

ING International Growth Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.9%(continued)
5,400		Henkel KGaA	604,663
6,800		Merck KGaA	711,444
5,961		Muenchener Rueckversicherungs AG	808,742
11,500		RWE AG	948,501
			9,077,992

		Hong Kong: 2.1%
68,000		Cheung Kong Holdings Ltd.	732,247
236,000		Hong Kong Exchanges and Clearing Ltd.	1,155,370
			1,887,617

		Hungary: 0.5%
7,230		OTP Bank Rt GDR	501,039
			501,039

		India: 0.6%
17,000		ICICI Bank Ltd. ADR	534,140
			534,140

		Indonesia: 0.7%
21,500		Telekomunikasi Indonesia Tbk PT ADR	595,120
			595,120

		Ireland: 0.9%
50,400		Bank of Ireland	862,955
			862,955

		Italy: 3.9%
142,059		Banca Intesa S.p.A.	807,900
41,100		ENI-Ente Nazionale Idrocarburi S.p.A.	1,244,455
63,100		Mediaset S.p.A.	739,424
311,300		Telecom Italia S.p.A.	733,234
			3,525,013

		Japan: 24.3%
50,000		Asahi Glass Co. Ltd	723,371
15,500		Canon, Inc.	934,426
12,000	L	Don Quijote Co., Ltd.	999,748
185		East Japan Railway Co.	1,286,867
21,000		Hoya Corp.	841,743
60		Japan Tobacco, Inc.	932,540
253	@, L	kabu.com Securities Co., Ltd.	805,363
98,000		Kawasaki Kisen Kaisha Ltd.	629,430
23,900		Leopalace21 Corp.	866,958
96		Mitsubishi Tokyo Financial Group, Inc.	1,384,932
139		Mizuho Financial Group, Inc.	1,137,649
143		Nippon Telegraph & Telephone Corp.	661,297
19,900		NOK Corp.	611,132
177,000		Osaka Gas Co. Ltd	637,782
10,900		Sankyo Co. Ltd	708,646
3,190		SFCG Co,. Ltd.	730,248
115,000		Sumitomo Chemical Co., Ltd.	886,590
80,000		Sumitomo Corp.	1,094,866
55,000		Sumitomo Electric Industries Ltd.	911,335
163,000		Sumitomo Metal Industries Ltd.	660,945
36,901		Sumitomo Rubber Industries, Inc.	502,922
74,000		Sumitomo Trust & Banking Co., Ltd.	814,593
146,000		Taisei Corp.	744,779
52,000		Takashimaya Co. Ltd.	815,397
20,000		Takeda Chemical Industries Ltd.	1,133,492
24,800		Yamaha Motor Co., Ltd.	637,385
			22,094,436

PORTFOLIO OF INVESTMENTS

ING International Growth Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.9%(continued)
		Netherlands: 5.1%
45,000	@	ASML Holding NV	1,014,416
39,100		Koninklijke Philips Electronics NV	1,317,959
63,892		Royal Dutch Shell PLC	2,296,770
			4,629,145

		Norway: 1.5%
5,900		Norsk Hydro ASA	725,561
17,300	@	Petroleum Geo-Services ASA	622,239
			1,347,800

		Singapore: 0.8%
68,000		DBS Group Holdings Ltd.	688,117
			688,117

		South Korea: 1.2%
28,400	@, #	Lotte Shopping Co. GDR	587,028
1,350	#	Samsung Electronics Co., Ltd. GDR	517,184
			1,104,212

		Sweden: 3.4%
46,000	@	Capio AB	816,517
44,500		Swedish Match AB	558,999
259,000		Telefonaktiebolaget LM Ericsson	939,586
15,800		Volvo AB	770,374
			3,085,476

		Switzerland: 5.1%
12,350		Roche Holding AG	1,946,968
16,450		UBS AG	1,785,590
4,002	@	Zurich Financial Services AG	874,612
			4,607,170

		United Kingdom: 15.9%
25,600		Anglo American PLC	984,759
41,945		British American Tobacco PLC	944,517
234,100		Centrica PLC	1,109,674
76,900		Diageo PLC	1,143,638
39,700		Enterprise Inns PLC	652,130
82,000		GlaxoSmithKline PLC	2,097,250
89,235		HBOS PLC	1,568,410
125,200		Hilton Group PLC	809,208
154,292		Kingfisher PLC	650,573
257,700		Legal & General Group PLC	573,661
171,300		Rentokil Initial PLC	492,920
52,073		Royal Bank of Scotland Group PLC	1,611,402
44,121		SABMiller PLC	896,962
86,800		Unilever PLC	910,792
			14,445,896

		Total Common Stock
		(Cost $70,945,507)	88,072,773

PORTFOLIO OF INVESTMENTS

ING International Growth Fund	as of January 31, 2006 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENT: 8.3%

		Repurchase Agreement: 4.8%
$4,346,000	S	Morgan Stanley Repurchase Agreement dated 01/31/06, 4.440%, due 02/01/06, $4,346,536 to be received upon repurchase (Collaterlized by $4,470,000 Federal National Mortage Association , 4.300%, Market Value plus accrued interest $16,551, due 06/30/08)		$4,346,000
		Total Repurchase Agreement
		(Cost $4,346,000)		4,346,000

		Securities Lending CollateralCC: 3.5%
3,191,000		The Bank of New York Insitutional Cash Reserves Fund		3,191,000
		Total Securities Lending Collateral
		(Cost $3,191,000)		3,191,000

		Total Short-Term Investments:		7,537,000
		(Cost $7,537,000)

		Total Investments in Securities
		(Cost $78,482,507)*	105.2%	$95,609,773
		Other Assets and Liabilities-Net	(5.2)	(4,706,964)
		Net Assets	100.0%	$90,902,809

Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when issued or delayed delivery securities and forwards currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at January 31, 2006.
*	Cost for federal income tax purposes is $78,525,474
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$560,293
	Gross Unrealized Depreciation	(475,994)
	Net Unrealized Appreciation	$84,299

Industry	Percentage of Net Assets
Agriculture	2.7%
Auto Manufacturers	2.0
Auto Parts and Equipment	1.8
Banks	19.0
Beverages	2.2
Building Materials	1.7
Chemicals	2.0
Commercial Services	0.5
Computers	1.3

Distribution/Wholesale	1.8
Diversified Financial Services	2.1
Electric	1.9
Electrical Components and Equipment	1.0
Electronics	2.4
Engineering and Construction	2.4
Entertainment	1.7
Food	1.0
Gas	1.9
Healthcare - Services	1.9
Household Products/Wares	0.7
Insurance	4.2
Internet	0.9
Iron/Steel	1.7
Leisure Time	1.5
Media	1.6
Mining	2.3
Office/Business Equipment	1.0
Oil and Gas	7.3
Oil and Gas Services	0.7
Pharmaceuticals	6.5
Real Estate	1.8
Retail	3.4
Semiconductors	1.7
Telecommunications	5.9
Transportation	3.3
Water	1.1
Repurchase Agreement	4.8
Securities Lending Collateral	3.5
Other Assets and Liablities-Net	(5.2)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 31, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 31, 2006